UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS Parenthetical - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Condensed Cash Flow Statements, Captions [Line Items]
Other investing activities	$ (10)	$ 20	$ (66)	$ 50